Income taxes (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Beginning balance	$ (86,407,600)	$ (57,905,237)
Deferred income tax credit	68,327,164	73,853,223
Conversion effect	9,360,087	(12,341,702)
Deferred taxes against equity	430,721	377,337
Deferred income tax on business combinations		320,196
Others increases (decreases)	(34,909,576)	(90,711,417)
Sub-Total	43,208,396	(28,502,363)
Ending balance	$ (43,199,204)	$ (86,407,600)